CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings per share, basic	$ (1.51)	$ (0.53)
Earnings per share, diluted	$ (1.51)	$ (0.53)
Weighted average number of shares outstanding, basic	3,087,683	1,163,222
Weighted average number of shares outstanding, diluted	3,087,683	1,163,222